CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2024	2025
	in USD thousands

Cash on hand and in bank	944	632
Short-term bank deposits	9,492	2,618
	10,436	3,250

The short-term bank deposits included in cash and cash equivalents bear interest at annual rates of between 0.7% and 4.9%.